California Tax Free Bond ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.11%	0.76%	2.29%
BLOOMBERG LB CALIFORNIA 1-17 YEAR MUNI INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.10%	1.09%	2.15%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.87%	0.70%	1.77%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.85%	0.68%	1.75%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	1.09%	1.92%

[1]	Benchmark returns are not available because the life of the benchmark, since its inception, has not yet surpassed the periods indicated.